Net Loss per Share - Schedule of calculation of basic and diluted net income (loss) per ordinary share (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss	$ (67,486,000)	$ (11,609,000)	$ (55,146,000)	$ (26,749,000)
Capital Unit, Class A [Member]
Numerator
Net loss	$ (67,486)	$ (11,609)	$ (55,146)	$ (26,749)
Denominator
Weighted average Class A Units outstanding , Basic	186,500,000	122,111,111	150,706,849	104,986,301
Weighted average Class A Units outstanding , Diluted	186,500,000	122,111,111	150,706,849	104,986,301
Net loss per Class A Unit
Net loss per Class A Unit , Basic	$ (0.36)	$ (0.1)	$ (0.37)	$ (0.25)
Net loss per Class A Unit , Diluted	$ (0.36)	$ (0.1)	$ (0.37)	$ (0.25)